Pemberwick Fund
Schedule of Investments
December 31, 2025 (Unaudited)

CORPORATE BONDS - 72.2%	Par	Value
Communications - 0.5%
Comcast Corp., 3.15%, 03/01/2026	$600,000	$599,806
Walt Disney Co., 1.75%, 01/13/2026	300,000	299,828
		899,634

Consumer Discretionary - 1.2%
Amazon.com, Inc., 1.00%, 05/12/2026	1,200,000	1,188,460
Toyota Motor Credit Corp., 4.45%, 05/18/2026	905,000	907,010
		2,095,470

Consumer Staples - 0.9%
Bunge Ltd. Finance Corp., 2.00%, 04/21/2026	610,000	606,305
Philip Morris International, Inc., 2.75%, 02/25/2026	600,000	598,944
Target Corp., 2.50%, 04/15/2026	300,000	298,878
		1,504,127

Energy - 0.7%
Enterprise Products Operating LLC, 3.70%, 02/15/2026	600,000	599,626
Exxon Mobil Corp., 3.04%, 03/01/2026	500,000	499,385
Pioneer Natural Resources Co., 1.13%, 01/15/2026	200,000	199,792
		1,298,803

Financials - 63.1%(a)
Aflac, Inc., 1.13%, 03/15/2026	300,000	298,426
American Express Co.
4.65% (SOFR + 0.76%), 02/13/2026	4,231,000	4,231,695
4.56% (SOFR + 0.65%), 11/04/2026	2,383,000	2,391,846
Bank of America Corp.
4.91% (SOFR + 0.97%), 07/22/2027	1,200,000	1,204,813
5.21% (SOFR + 1.35%), 09/15/2027	4,879,000	4,909,051
Bank of America NA, 4.90% (SOFR + 1.02%), 08/18/2026	3,400,000	3,414,974
Bank of New York Mellon, 4.67% (SOFR + 0.71%), 04/20/2027	2,000,000	2,002,768
Bank of New York Mellon Corp.
4.95% to 04/26/2026 then SOFR + 1.03%, 04/26/2027	4,687,000	4,702,384
4.53% (SOFR + 0.68%), 06/09/2028	3,000,000	3,003,720
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	600,000	599,067
Canadian Imperial Bank of Commerce, 5.11% (SOFR + 1.22%), 10/02/2026	6,000,000	6,041,611
Capital One Financial Corp.
7.15% to 10/29/2026 then SOFR + 2.44%, 10/29/2027	2,400,000	2,457,769
1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027	4,648,000	4,561,573
Chubb INA Holdings LLC, 3.35%, 05/03/2026	610,000	608,950
Citibank NA
4.51% (SOFR + 0.59%), 04/30/2026	400,000	400,335
4.60% (SOFR + 0.71%), 08/06/2026	4,000,000	4,007,482
4.59% (SOFR + 0.71%), 11/19/2027	3,000,000	3,006,956
Citigroup, Inc., 4.62% (SOFR + 0.77%), 06/09/2027	3,199,000	3,203,248
Goldman Sachs Bank USA
4.63% (SOFR + 0.77%), 03/18/2027	1,000,000	1,001,200
4.63% (SOFR + 0.75%), 05/21/2027	1,330,000	1,332,124
Goldman Sachs Group, Inc.
4.66% (SOFR + 0.81%), 03/09/2027	3,000,000	3,003,844
4.88% (SOFR + 0.92%), 10/21/2027	400,000	401,418
HSBC Holdings PLC, 5.46% (SOFR + 1.57%), 08/14/2027	975,000	981,154
HSBC USA, Inc., 4.82% (SOFR + 0.96%), 03/04/2027	2,500,000	2,513,955
Loews Corp., 3.75%, 04/01/2026	400,000	399,773
Marsh & McLennan Cos., Inc., 3.75%, 03/14/2026	300,000	299,764
Morgan Stanley
4.35%, 09/08/2026	3,400,000	3,406,348
4.99% (SOFR + 1.02%), 04/13/2028	2,000,000	2,008,711
Morgan Stanley Bank NA
5.08% (SOFR + 1.17%), 10/30/2026	2,500,000	2,520,809
4.67% (SOFR + 0.69%), 10/15/2027	1,000,000	1,002,273
5.05% (SOFR + 1.08%), 01/14/2028	900,000	906,300
New York Life Global Funding
4.33% (SOFR + 0.48%), 06/09/2026 (b)	4,000,000	4,004,458
5.45%, 09/18/2026 (b)	2,275,000	2,300,185
PNC Bank NA, 4.78% to 01/15/2026 then SOFR + 0.50%, 01/15/2027	1,900,000	1,900,534
Prologis LP, 2.13%, 04/15/2027	300,000	293,790
Prudential Financial, Inc., 1.50%, 03/10/2026	400,000	398,165
Public Storage Operating Co., 0.88%, 02/15/2026	300,000	298,942
Realty Income Corp.
0.75%, 03/15/2026	400,000	397,329
4.13%, 10/15/2026	300,000	300,366
Royal Bank of Canada
4.37% (SOFR + 0.46%), 08/03/2026	2,000,000	2,002,872
4.50% (SOFR + 0.59%), 11/02/2026	2,200,000	2,205,596
4.91% (SOFR + 0.95%), 01/19/2027	3,000,000	3,020,096
4.67% (SOFR + 0.71%), 01/21/2027	1,123,000	1,128,081
4.68% (SOFR + 0.72%), 10/18/2027	1,140,000	1,143,176
Simon Property Group LP, 3.30%, 01/15/2026	900,000	899,815
State Street Bank & Trust Co., 4.34% (SOFR + 0.46%), 11/25/2026	3,161,000	3,168,668
Sumitomo Mitsui Financial Group, Inc.
5.42% (SOFR + 1.43%), 01/13/2026	7,100,000	7,102,692
5.29% (SOFR + 1.30%), 07/13/2026	1,400,000	1,408,363
4.87% (SOFR + 0.88%), 01/14/2027	1,731,000	1,740,594
Wells Fargo & Co.
4.10%, 06/03/2026	3,400,000	3,400,728
4.72% (SOFR + 0.78%), 01/24/2028	1,600,000	1,603,988
Welltower OP LLC, 4.25%, 04/01/2026	300,000	300,016
		109,842,795

Health Care - 2.2%
AbbVie, Inc., 3.20%, 05/14/2026	600,000	598,745
Bristol-Myers Squibb Co., 3.20%, 06/15/2026	300,000	299,256
Cigna Group, 1.25%, 03/15/2026	550,000	546,900
Gilead Sciences, Inc., 3.65%, 03/01/2026	600,000	599,772
Pfizer, Inc., 2.75%, 06/03/2026	600,000	597,488
UnitedHealth Group, Inc.
3.10%, 03/15/2026	550,000	549,135
1.15%, 05/15/2026	620,000	613,980
		3,805,276

Industrials - 1.0%
John Deere Capital Corp.
0.70%, 01/15/2026	300,000	299,638
5.05%, 03/03/2026	300,000	300,597
4.75%, 06/08/2026	600,000	602,474
Union Pacific Corp., 2.75%, 03/01/2026	600,000	598,744
		1,801,453

Materials - 0.9%
EIDP, Inc., 4.50%, 05/15/2026	600,000	600,532
PPG Industries, Inc., 1.20%, 03/15/2026	1,000,000	994,300
		1,594,832

Technology - 0.4%
Lam Research Corp., 3.75%, 03/15/2026	650,000	649,754

Utilities - 1.3%
Entergy Arkansas LLC, 3.50%, 04/01/2026	503,000	502,469
Georgia Power Co., 3.25%, 04/01/2026	300,000	299,460
National Rural Utilities Cooperative Finance Corp.
4.45%, 03/13/2026	300,000	300,094
1.00%, 06/15/2026	310,000	305,858
Public Service Electric and Gas Co., 0.95%, 03/15/2026	300,000	298,236
Southern California Edison Co., 1.20%, 02/01/2026	245,000	244,122
Virginia Electric and Power Co., 3.15%, 01/15/2026	300,000	299,871
		2,250,110
TOTAL CORPORATE BONDS (Cost $125,519,530)		125,742,254

U.S. TREASURY SECURITIES - 3.6%	Par	Value
United States Treasury Note/Bond
0.38%, 01/31/2026	1,700,000	1,695,617
2.63%, 01/31/2026	600,000	599,473
6.00%, 02/15/2026	1,900,000	1,905,071
0.75%, 04/30/2026	1,000,000	990,913
0.75%, 05/31/2026	1,000,000	988,591
TOTAL U.S. TREASURY SECURITIES (Cost $6,178,688)		6,179,665

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%	Par	Value
Federal Home Loan Mortgage Corp.
Series 2091, Class PG, 6.00%, 11/15/2028	40,311	41,108
Series 2097, Class PZ, 6.00%, 11/15/2028	25,821	26,312
Series 2526, Class FI, 5.10% (30 day avg SOFR US + 1.11%), 02/15/2032	10,666	10,778
Series 2682, Class LD, 4.50%, 10/15/2033	12,568	12,709
Series 2759, Class TC, 4.50%, 03/15/2034	74,628	75,543
Series 2933, Class HD, 5.50%, 02/15/2035	1,175	1,209
Series 3786, Class NA, 4.50%, 07/15/2040	5,230	5,260
Series 3970, Class HB, 3.00%, 12/15/2026	15,423	15,354
Series 4002, Class LB, 2.00%, 09/15/2041	29,598	28,672
Series 4020, Class PA, 2.75%, 03/15/2027	858	853
Series 4171, Class NG, 2.00%, 06/15/2042	52,905	49,227
Series 4203, Class DM, 3.00%, 04/15/2033	18,621	18,362
Series 4266, Class BG, 2.50%, 04/15/2026	1,109	1,106
Series 4309, Class JD, 2.00%, 10/15/2043	7,760	7,330
Series 4311, Class TD, 2.50%, 02/15/2029	11,579	11,489
Series 4363, Class EJ, 4.00%, 05/15/2033	18,788	18,744
Series 4453, Class DA, 3.50%, 11/15/2033	1,671	1,668
Series 4472, Class MA, 3.00%, 05/15/2045	216,651	207,154
Series 4716, Class PA, 3.00%, 07/15/2044	24,694	24,447
Series 4949, Class PM, 2.50%, 02/25/2050	125,696	109,711
Federal National Mortgage Association
Series 2002-56, Class PE, 6.00%, 09/25/2032	31,847	33,163
Series 2003-127, Class EG, 6.00%, 12/25/2033	39,604	41,215
Series 2005-48, Class AU, 5.50%, 06/25/2035	13,119	13,491
Series 2005-64, Class PL, 5.50%, 07/25/2035	3,390	3,491
Series 2005-68, Class PG, 5.50%, 08/25/2035	3,867	3,973
Series 2005-83, Class LA, 5.50%, 10/25/2035	1,641	1,693
Series 2007-27, Class MQ, 5.50%, 04/25/2027	267	268
Series 2010-123, Class BP, 4.50%, 11/25/2040	41,956	42,382
Series 2011-110, Class CY, 3.50%, 11/25/2026	13,973	13,867
Series 2011-146, Class LX, 3.50%, 10/25/2040	25,089	25,012
Series 2012-102, Class HA, 2.00%, 02/25/2042	32,478	30,955
Series 2012-139, Class JA, 3.50%, 12/25/2042	127,289	122,078
Series 2012-148, Class BQ, 1.25%, 01/25/2028	7,636	7,519
Series 2012-38, Class PA, 2.00%, 09/25/2041	12,817	12,270
Series 2012-66, Class HE, 1.50%, 06/25/2027	563	558
Series 2012-90, Class DA, 1.50%, 03/25/2042	15,889	14,825
Series 2013-124, Class BD, 2.50%, 12/25/2028	351	349
Series 2013-14, Class QD, 1.50%, 03/25/2043	22,298	19,450
Series 2013-18, Class PA, 2.00%, 11/25/2041	42,577	41,073
Series 2013-6, Class LD, 2.00%, 02/25/2043	24,908	22,346
Series 2013-72, Class HG, 3.00%, 04/25/2033	53,679	52,860
Series 2014-8, Class DA, 4.00%, 03/25/2029	648	646
Series 2016-105, Class PA, 3.50%, 04/25/2045	99,479	98,001
Series 2016-60, Class Q, 1.75%, 09/25/2046	43,544	40,550
Series 2016-8, Class PC, 2.50%, 10/25/2044	106,549	102,953
Series 2017-77, Class BA, 2.00%, 10/25/2047	42,439	39,319
Series 2019-33, Class N, 3.00%, 03/25/2048	250,760	239,585
Government National Mortgage Association
Series 2007-11, Class PE, 5.50%, 03/20/2037	17,529	17,680
Series 2010-112, Class NG, 2.25%, 09/16/2040	37,306	34,910
Series 2012-106, Class MA, 2.00%, 11/20/2041	47,935	45,388
Series 2012-48, Class MA, 2.50%, 04/16/2042	31,628	29,600
Series 2013-56, Class AP, 2.00%, 11/16/2041	44,188	41,573
Series 2013-64, Class LP, 1.50%, 08/20/2041	63,539	59,878
Series 2013-88, Class WA, 4.78%, 06/20/2030 (c)	61	61
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,991,244)		1,920,018

MORTGAGE-BACKED SECURITIES - 0.9%	Par	Value
Federal Home Loan Mortgage Corp.
Pool C91251, 4.50%, 06/01/2029	1,252	1,259
Pool C91281, 4.50%, 12/01/2029	3,169	3,198
Pool C91295, 4.50%, 04/01/2030	1,751	1,763
Pool J14494, 4.00%, 02/01/2026	95	94
Pool J15974, 4.00%, 06/01/2026	105	105
Pool J17508, 3.00%, 12/01/2026	3,214	3,197
Pool ZT1361, 3.00%, 05/01/2047	169,074	154,178
Series 292, Class 150, Pool S2-0326, 1.50%, 11/15/2027	8,040	7,900
Federal National Mortgage Association
Pool 257204, 5.50%, 05/01/2028	1,390	1,410
Pool AC3237, 5.00%, 10/01/2039	13,840	14,239
Pool AD0249, 5.50%, 04/01/2037	5,327	5,477
Pool BL5531, 2.33%, 01/01/2027	589,506	580,376
Pool BP3785, 2.00%, 03/01/2036	247,039	229,003
Pool BP6567, 3.00%, 08/01/2040	117,510	109,736
Pool FM2014, 3.00%, 11/01/2049	178,444	161,699
Pool FM5719, 3.00%, 06/01/2046	252,130	233,177
Pool MA0142, 4.00%, 08/01/2029	1,921	1,916
Pool MA0919, 3.50%, 12/01/2031	115,791	114,218
TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,733,355)		1,622,945

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 17.2%	Par	Value
4.18%, 01/08/2026 (d)	2,000,000	1,998,844
4.21%, 01/15/2026 (d)	2,000,000	1,997,448
4.08%, 01/22/2026 (d)	2,000,000	1,996,057
4.04%, 01/29/2026 (d)	2,000,000	1,994,726
4.01%, 02/12/2026 (d)	1,500,000	1,493,877
3.92%, 02/26/2026 (d)	2,000,000	1,989,054
3.82%, 03/05/2026 (d)	3,500,000	3,478,769
3.80%, 03/12/2026 (d)	1,600,000	1,589,142
3.76%, 03/26/2026 (d)	2,000,000	1,983,804
3.77%, 04/02/2026 (d)	2,600,000	2,576,934
3.76%, 04/30/2026 (d)	2,000,000	1,977,028
3.76%, 05/14/2026 (d)	3,200,000	3,159,283
3.71%, 05/28/2026 (d)	800,000	788,649
3.53%, 06/18/2026 (d)	2,920,000	2,872,686
TOTAL U.S. TREASURY BILLS (Cost $29,882,066)		29,896,301

MONEY MARKET FUNDS - 4.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.67% (e)	7,456,953	7,456,953
TOTAL MONEY MARKET FUNDS (Cost $7,456,953)		7,456,953

TOTAL INVESTMENTS - 99.3% (Cost $172,761,836)		172,818,136
Other Assets in Excess of Liabilities - 0.7%		1,253,351
TOTAL NET ASSETS - 100.0%		$174,071,487

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $6,304,643 or 3.6% of the Fund’s net assets.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(d)	The rate shown is the annualized yield as of December 31, 2025.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Pemberwick Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$125,742,254	$–	$125,742,254
U.S. Treasury Securities	–	6,179,665	–	6,179,665
Collateralized Mortgage Obligations	–	1,920,018	–	1,920,018
Mortgage-Backed Securities	–	1,622,945	–	1,622,945
U.S. Treasury Bills	–	29,896,301	–	29,896,301
Money Market Funds	7,456,953	–	–	7,456,953
Total Investments	$7,456,953	$165,361,183	$–	$172,818,136

Refer to the Schedule of Investments for further disaggregation of investment categories.